Other Revenues and Other Expenses	12 Months Ended
Dec. 31, 2024
Other Revenue and Expense Net [abstract]
Other Revenues and Other Expenses	OTHER REVENUES AND OTHER EXPENSES
Other revenues and expenses-net for each of the years ended December 31, 2024, 2023 and 2022, were as follows:
A.Other revenues

	2024		2023		2022
Bidding terms, sanctions, penalties and other	Ps.	1,837,819	Ps.	1,915,375	Ps.	2,353,815
Claims recovery	5,063,709		858,161		881,462
Other income (1)	5,634,718		4,313,625		7,815,529
Other income for services	1,893,345		2,574,801		2,797,260
Tax updates (2)	1,716,589		4,744,762		8,061,861
Gain on sale of fixed assets	1,392,345		577,990		43,859
Revenues from reinsurance premiums	516,993		153,497		1,772,399
Franchise fees	483,081		430,633		348,906
Insurance and deposits	9,410		15,418		1,510,943
Account debugging	—		51,693		1,558,361
Translation effect from the consolidated equity method (3)	—		—		10,383,296
Gains on bargain purchase of business acquisition	—		—		1,271,188
Funds from FONADIN (4)	—		—		732,194
Recognition of partial income (5)	—		—		410,000
Total other revenues	Ps.	18,548,009	Ps.	15,635,955	Ps.	39,941,073

(1)As of December 31, 2022 includes mainly cancellation of trials in process provision.
(2)As of December 31, 2022 PEMEX recognized tax updates "VAT", recovery from IEPS tax variable fee and cancellation of obligations due to losses by legal resolution.
(3)As of December 31, 2022 PEMEX recognized Ps.10,383,296 of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method.
(4)On June 11, 2021, PEMEX was authorized by the FONADIN for a non-recoverable contribution to continue with the “Exploitation of wastewater” development project at the Miguel Hidalgo refinery, for the payment of executed work and for the associated expenses including pending estimated payments, expenses and investments related to the executed work in the amount of Ps. 4,399,765. The total non-recoverable contribution from the FONADIN was Ps. 6,073,990, of which Ps. 1,674,225 was recognized in 2021 as other income.

Pemex recognized the non-recoverable contribution as deferred income, and it will be recognized over the useful life of the asset from the non-recoverable contribution; this useful life is estimated at 20 years.

There are no conditions or contingencies linked to the non-recoverable contribution from FONADIN since the expenditure and capitalization has already been accrued.

(5)Recognition of partial income and aimed deferred remediation agreement in favor to Petróleos Mexicanos that will be settled in November 2023.
B. Other expenses

	2024		2023		2022
Fines	Ps.	(8,272,477)	Ps.	(3,630,727)	Ps.	(24,095)
Other expenses	(4,164,216)		(4,084,664)		(3,304,653)
Claims	(1,979,309)		(1,870,308)		(3,140,284)
Loss from derecognition of disposal of assets (1)	(1,129,350)		(7,656,437)		(19,116,521)

Total other expenses	Ps.	(15,545,352)	Ps.	(17,242,136)	Ps.	(25,585,553)
(1)Includes mainly fixed assets from Pemex Exploration and Production without future development plans.